Basic and diluted loss per share	9 Months Ended
Sep. 30, 2024
Basic and diluted loss per share
Basic and diluted loss per share
22.	Basic and diluted loss per share:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
Net loss attributable to the shareholders of Greenbrook TMS	$(13,207,359)	$(13,491,287)	$(39,830,850)	$(36,824,871)
Weighted average common shares outstanding: Basic and diluted	39,721,003	42,232,942	43,061,687	37,810,209
Loss per share: Basic and diluted	$(0.33)	$(0.32)	$(0.92)	$(0.97)
For the three and nine months ended
September
30, 2024, the effect of 2,219,500 options (September 30, 2023 – 1,661,500) and 437,177 lender warrants (September 30, 2023 – 437,177) have been excluded from the diluted calculation because this effect would be anti-dilutive.